Investment Objectives and Goals - Innovator U.S. Equity 10 Buffer ETF - Quarterly	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Equity 10 Buffer ETF™ – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the return of the Underlying ETF, up to the upside cap of 3.58% (prior to taking into account management fees and other Fund operating expenses) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other Fund operating expenses) of Underlying ETF losses, over the period from July 1, 2026 to September 30, 2026.